Share Based Payments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 26, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of shares reserved for issuance under the plan				52,632
Number of outstanding options		2,800
Number of exercisable options		2,800
Options outstanding exercise price (in dollars per share)		$ 4,560.00
Options exercisable exercise price (in dollars per share)		$ 4,560.00
Share based compensation	$ 322,813	$ 966,915	$ 986,416